Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - EBP 009 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Abstract]
Increase/(decrease) in net assets available for benefits, before transfers	$ 30,053
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Contract Value to Current Value	454
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Deemed Distribution	40
EBP, Form 5500 Caption, Net Income (Loss)	30,547
EBP, Net Asset Available for Benefit	341,770	$ 312,260
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Contract Value to Current Value Adjustment	(165)	(619)
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Deemed Distribution	650	690
EBP, Form 5500 Caption, Net Assets	340,955	310,951
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Form 5500 Caption, Net Income (Loss)	30,547
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Deemed Distribution	40
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Contract Value to Current Value	454
EBP, Net Asset Available for Benefit	341,770	312,260
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Contract Value to Current Value Adjustment	(165)	(619)
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Deemed Distribution	650	690
EBP, Form 5500 Caption, Net Assets	$ 340,955	$ 310,951